Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ (77)	$ 289	$ 404
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	(276)	92	128
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	409	418	500
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	19	$ 43	60
Securities Gains Losses [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	(3)		(3)
Interest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in net income	$ 1		$ 1